Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 65,083	$ 67,599
Associated liabilities	20,871	27,971
Gross carrying amount [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	28,574	29,355
Associated liabilities	28,767	29,486
Gross carrying amount [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	24,367	25,271
Gross carrying amount [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	4,207	4,084
At fair value [member] | Securitisations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	28,637	29,723
Associated liabilities	28,707	29,861
At fair value [member] | Securitisations [member] | Residential Mortgage Loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	24,428	25,622
At fair value [member] | Securitisations [member] | Other Financial Asset [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 4,209	$ 4,101